Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	RRSat Global Communications Network Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 17,003	$ 12,133
Marketable securities and short term investments	10,773	14,224
Accounts receivable:
Trade,(net of provision for doubtful accounts of $8,654 and $7,580 as of June 30, 2013 and December 31, 2012, respectively)	21,214	20,898
Other	1,479	1,054
Deferred taxes	2,482	2,146
Prepaid expenses	2,614	2,445
Total current assets	55,565	52,900
Long-term prepaid expenses	3,052	2,924
Long- term land lease prepaid expenses	7,518	7,563
Assets held for employees severance payments	2,002	1,845
Fixed assets, net	45,178	42,671
Goodwill	4,892	4,892
Intangible assets, at cost, less accumulated amortization	360	472
Total assets	118,567	113,267
Current liabilities
Trade	12,756	9,816
Other	4,581	5,322
Deferred income	9,990	9,398
Total current liabilities	27,327	24,536
Long-term liabilities
Deferred income	7,416	6,257
Liability in respect of employee severance payments and others	2,414	2,323
Deferred taxes	2,583	2,200
Total long-term liabilities	12,413	10,780
Total liabilities	39,740	35,316
Shareholders' equity
Ordinary share NIS 0.01 par value each (20,000,000 authorized as of June 30, 2013 and December 31, 2012, 17,346,561 shares issued and fully paid as of June 30, 2013 and December 31, 2012)	40	40
Additional paid in capital	53,592	53,312
Retained earnings	24,760	24,231
Accumulated other comprehensive gain	435	368
Total shareholders' equity	78,827	77,951
Total liabilities and shareholders' equity	$ 118,567	$ 113,267

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Consolidated Balance Sheets [Abstract]
Accounts receivable, Trade, net of provision for doubtful accounts	$ 8,654		$ 7,580
Common stock, par value		0.01		0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
Cost of revenues	22,136	21,401	44,329	42,726	86,253
Gross profit	7,350	6,667	14,414	12,801	27,147
Operating expenses
Sales and marketing	2,276	1,736	4,530	3,347	7,388
General and administrative	2,694	2,455	5,199	5,025	10,106
Total operating expenses	4,970	4,191	9,729	8,372	17,494
Operating income	2,380	2,476	4,685	4,429	9,653
Financial income (expenses), net	3	(561)	(269)	380	1,521
Income before taxes on income	2,383	1,915	4,416	4,809	11,174
Income taxes	649	775	1,112	1,391	2,884
Net income	$ 1,734	$ 1,140	$ 3,304	$ 3,418	$ 8,290
Income per ordinary share
Basic and diluted income per ordinary share	$ 0.1	$ 0.07	$ 0.19	$ 0.2	$ 0.48
Weighted average number of ordinary share used to compute basic earning per ordinary share	17,346,561	17,346,561	17,346,561	17,346,561	17,346,561
Weighted average number of Ordinary share used to compute diluted earning per ordinary share	17,637,393	17,346,561	17,617,091	17,346,561	17,346,561

Condensed Consolidated Statements Of Comprehensive Income (Imported) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,734		$ 1,140	$ 3,304		$ 3,418	$ 8,290
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect $22	(75)		13	(68)		180	150
Reclassification adjustments for losses (profit) of investment securities, net of tax effect of $17	(18)		(2)	(51)			69
Cash flow hedging derivatives, net of tax effect of $153	223			459			259
Reclassification adjustments for Loss (income) of hedging derivatives, net of tax effect of $91	(191)	[1]		(273)	[1]		(40)
Total other comprehensive income net of tax	(61)		11	67		180	438
Total comprehensive income	$ 1,673		$ 1,151	$ 3,371		$ 3,598	$ 8,728

[1]	Reclassified mainly into cost of revenue

Consolidated Statements Of Comprehensive Income (Parenthetical) (Imported) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 22
reclassification adjustments for losses of investment securities, tax effect	17
Cash flow hedging derivatives, tax effect	153
Reclassification adjustments for Loss (income) of hedging derivatives, tax effect	$ 91

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2011	$ 40	$ 53,010	$ 31,727	$ (70)	$ 84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock-based compensation		88			88
Dividend paid			(3,990)		(3,990)
Net income			3,418		3,418
Other comprehensive income				180	180
Balance at Jun. 30, 2012	40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012	17,346,561
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock-based compensation		302			302
Net income			8,290		8,290
Other comprehensive income				438	438
Balance at Dec. 31, 2012					77,951
Balance at Mar. 31, 2012	40	53,053	30,015	99	83,207
Balance, shares at Mar. 31, 2012	17,346,561
Changes during period
Stock-based compensation		45			45
Net income			1,140		1,140
Other comprehensive income				11	11
Balance at Jun. 30, 2012	40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012	17,346,561
Balance at Mar. 31, 2013	40	53,449	25,801	496	79,786
Balance, shares at Mar. 31, 2013	17,346,561
Changes during period
Stock-based compensation		143			143
Dividend paid			(2,775)		(2,775)
Net income			1,734		1,734
Other comprehensive income				(61)	(61)
Balance at Jun. 30, 2013					$ 78,827

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income [Abstract]
Dividend paid, per share	$ 0.16	$ 0	$ 0.16	$ 0.23	$ 0.23

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,734	$ 1,140	$ 3,304	$ 3,418	$ 8,290
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,142	2,231	4,294	4,436	8,883
Non cash stock-based compensation expenses	143	45	280	88	302
Provision for doubtful account	554	721	1,074	1,545	2,895
Deferred taxes	74	(22)	25	144	692
Discount accretion and premium amortization of available- for- sale securities, net	(66)	(107)	(136)	(223)	(587)
Income (loss) on sales of available for sale securities	(18)	(3)	(51)		92
Changes in liability for employee severance payments, net	23	57	(25)	72	111
Changes in fair value of embedded currency conversion derivatives	(27)	315	108	(312)	(1,182)
Profit (loss) from trading securities, net	11	(9)	1	(55)	(58)
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	(799)	726	(1,391)	(951)	(4,391)
Decrease (increase) in account receivable - other	(100)	567	(419)	52	177
Decrease (increase) in prepaid expenses	574	(536)	(169)	(688)	(222)
Decrease (increase) in long-term prepaid expenses	45	235	(101)	188	(441)
Increase (decrease) in account payable	2,303	(775)	2,197	(337)	1,655
Increase (decrease) in deferred income	1,794	(13)	1,751	288	(324)
Net cash provided by operating activities	8,387	4,572	10,742	7,665	15,892
Cash flows from investing activities
Investment in fixed assets	(5,004)	(870)	(6,576)	(3,177)	(6,575)
Business combination					(1,218)
Investment in long term prepaid expenses		(1)		(14)	(17)
Decrease (increase) in short-term investments, net			1,339		(1,339)
Investments in securities available- for- sale	(1,043)	(531)	(2,257)	(3,308)	(4,946)
Decrease in trading securities, net				1,512	1,512
Proceeds from sale of fixed assets				8	8
Proceeds from securities available- for- sale	2,877	1,590	4,397	4,713	10,159
Net cash from (used in) investing activities	(3,170)	188	(3,097)	(266)	(2,416)
Cash flows from financing activities
Dividend paid	(2,775)	(3,990)	(2,775)	(3,990)	(15,786)
Net cash used in financing activities	(2,775)	(3,990)	(2,775)	(3,990)	(15,786)
Increase (decrease) in cash and cash equivalents	2,442	770	4,870	3,409	(2,310)
Balance of cash and cash equivalents at beginning of period	14,561	17,082	12,133	14,443	14,443
Balance of cash and cash equivalents at end of period	17,003	17,852	17,003	17,852	12,133
A. Non-cash transactions
Investment in fixed assets	107	818	107	818	37
B. Supplementary cash flow information
Income taxes paid (refunded), net	362	(751)	847	(141)	1,218
C. Business combination
Fixed assets					411
Other accounts payable					(479)
Customer relationship					127
Goodwill					1,159
Net cash paid					$ 1,218

Organization And Basis Of Presentation	6 Months Ended
Jun. 30, 2013
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation
Note 1 - Organization and Basis of Presentation

A.           Description of business

RRSat Global Communications Network Ltd. was incorporated in 1981 and it engages in providing global, end-to-end, content distribution and management services to television and radio broadcasting industries through satellite, terrestrial fiber optic and Internet, and mobile communications services through satellites (MSS).

B.           Basis of presentation and adoption of new account standards

The interim consolidated financial statements as of June 30, 2013, and for the six-month and three-month period then ended were prepared in accordance with Generally Accepted Accounting Principles in the United States (U.S. GAAP). These financial statements were prepared in a condensed format and should be read in conjunction with the Company's audited financial statements and accompanying notes as at December 31, 2012 ("the annual financial statements"). Results for the interim period presented are not necessarily indicative of the results to be expected for the full year.

C.           Recently issued accounting standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The company implement the provisions of ASU 2011-11 as of January 1, 2013.

D.           Recent accounting pronouncements

In February 2013, the FASB released Accounting Standards Update 2013-02, Comprehensive Income – Reporting of Amounts Reclassified Out of accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company will be required to apply ASU 2013-02 for reporting periods  beginning on January 1, 2013.

E.           Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets: impairment of reporting units containing goodwill, allocation of fair value of assets and liabilities in acquisitions, allowances for doubtful accounts, the valuation of derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax, uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Segments Results	6 Months Ended
Jun. 30, 2013
Segments Results [Abstract]
Segment Results
Note 2 – Segments Results

The Company's segments are strategic business units that offer different communication services and are managed accordingly.
The Company analyzes its operating segments based on the segment's gross profit. The Company has two reportable segments: (1) Content management and distribution services to television and radio broadcasting industries (hereinafter – content management and distribution services), and (2) Mobile satellite communications services.

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segments revenues and gross profit are presented below.

The following Tables show components of results of operations by segment:

Six months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$5,280	$53,463	$58,743

Gross profit	$1,146	$13,268	$14,414

Sales and marketing			$4,530
General and administration			$5,199

Operating income			$4,685

Financial expenses net			$(269)

Income before taxes on income			$4,416

Depreciation and amortization	$160	$4,134	$4,294

Six month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			$3,347
General and administration			$5,025

Operating income			$4,429

Financial income net			$380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Three months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,587	$26,899	$29,486

Gross profit	$564	$6,786	$7,350

Sales and marketing			$2,276
General and administration			$2,694

Operating income			$2,380

Financial income net			$3

Income before taxes on income			$2,383

Depreciation and amortization	$80	$2,062	$2,142

Three month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			$1,736
General and administration			$2,455

Operating income			$2,476

Financial income net			$(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Year ended December 31, 2012 (audited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			$7,388
General and administration			$10,106

Operating income			$9,653

Financial income net			$1,522

Other expenses (net)			$(1)

Income before taxes on income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Revenue by geographic areas

					Year ended
	Six months ended June 30		Three months ended		December 31
	2013	2012	2013	2012	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$17,902	$15,842	$9,055	$7,954	$32,844
Europe	23,190	23,449	11,534	11,677	48,325
Asia	6,327	5,119	3,264	2,621	10,578
Israel	4,777	4,591	2,174	2,431	8,908
Middle East (other than Israel)	4,710	5,293	2,368	2,672	10,006
Rest of the world	1,837	1,233	1,091	713	2,739

	$58,743	$55,527	$29,486	$28,068	$113,400

Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 3 – Fair Value of Financial Instruments

The Company's financial assets and liabilities consist of each and cash equivalents, short-term investments, trade and other receivables and trade and other payables and currency conversion derivatives. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held of severance benefits are recorded at their current cash redemption value.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

❖	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
❖	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
❖	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within level 1 because their value was determined using quoted market prices in active markets. The Company's currency conversion derivatives are classified as Level 2 as they represent foreign currency forward contracts valued primarily based on observable inputs including forward rates and yield curves.

As of June 30, 2013 the Company held approximately $1,309 of U.S. government or government agency marketable securities, classified as available for sale, and approximately $9,252 of marketable corporate debt securities, classified as available for sale. The Company held approximately $212 of stocks classified as trading.

Assets and liabilities measured at fair value at June 30, 2013 are summarized below (unaudited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$212	$-	$-
Available-for-sale securities:
Corporate debentures	$9,252	-	-
US government or government agencies' debentures	$1,309	-	-
Short term investments	-	-	-
Hedging derivatives	-	-	-
Fair value of currency
conversion derivatives		$686
Total at June 30, 2013	$10,773	$686	$-

Liabilities:
Fair value of currency
conversion derivatives
at June 30,2013	$-	$538	$-

Assets and liabilities measured at fair value at December 31, 2012 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	-	-
US government or government agencies' debentures	1,658	-	-
Short term investments	1,339	-
Hedging derivatives	-	292	-
Fair value of currency
conversion derivatives	-	691	-

Total at December 31, 2012	$15,563	$983	$-

Liabilities:
Fair value of currency
conversion derivatives
at December 31, 2012	$-	$682	$-

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At June 30, 2013 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(65)	4,408
Total at June 30, 2013 (unaudited)	(65)	4,408

At December 31, 2012 (audited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(17)	2,918

Total at December 31, 2012 (audited)	(17)	2,918

The unrealized losses on investments in U.S. government or government agencies and corporate debt securities were caused mainly by current market conditions the contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

Employees' Stock Options	6 Months Ended
Jun. 30, 2013
Employees' Stock Options [Abstract]
Employees' Stock Options
Note 4 – Employees' Stock Options

A.
Under the Company's 2006 Israel Equity Incentive Plan (the "Plan"), the Company may grant its directors, officers and employees restricted shares, restricted share units and options to purchase the Company's ordinary shares under Section 102 which provides certain tax benefits in connection with share-based compensation to employees, officers and directors. The Company's may also grant other persons awards under its equity incentive plan. However, such other persons (controlling shareholders, services providers etc.) will not enjoy the tax benefits provided by Section 102. The plan permits the issuance of up to 1,258,392 shares of common stock.

The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option tranche. The general vesting period of the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years from grant date, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

B.
On January 23, 2013, the Company's shareholders granted to five of its directors, options to purchase 65,000 ordinary Shares of the company, with an exercise price of $6.85 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of applicable option.

The vesting period for 20,000 options to two directors is according to the following schedule: 50% of the options shall vest on January 23, 2015, and the remaining options shall vest in 8 installments (6.25% each) every three months commencing January 23, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The vesting period for 45,000 options to three directors is in three equal installments during the three years from the grant date. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result if the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.57%-1.00% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.
(2)	An expected average volatility within the range of 39.18%-47.984%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ
(3)	The average expected term of the options is within the range 4 - 5.5 years.

As of June 30, 2013, there was approximately $139 of unrecognized compensation cost related to non-vested options to be recognized over the remaining vesting periods under a straight-line method.

C.
During March 2013, the company granted two of its employees options to purchase 52,500 ordinary shares of the company, with an exercise price in within the range of $7.93-$7.96 per share. The terms of the granted options provides that the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior of the date of vesting.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years of March, 2015, and during the following 2 years the remaining options shall vest in 8 installments (6.25%) at the end of each quarter until March, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.75%-1.15% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(2)
An expected average volatility within the range of 44.79%-47.5%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(3)	The Average expected term of the options is within the range of 4 - 5.5 years.

As of June 30, 2013, there was approximately $113 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

D.
On May 1, 2013, the Company's shareholders granted to one of its managers, options to purchase 85,000 ordinary shares of the Company, with an exercise price of $8.03 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the day of grant and prior to the date of vesting of the applicable option.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on may, 2015 and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until may, 2017. The options shall have a term of seven years, an acceleration vesting upon change of control, and otherwise be subject to the terms of our 2006 Equity Incentive Plan.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 6.5%, as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1)	A risk-free, annual interest rate within the range of 0.65%-0.86% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government bonds.
(2)
An expected average volatility within the range of 44.56%-47.43%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on NASDAQ National Market since October 2006.

(3)	The Average expected term of the options is within the range of 4 - 5.5 years.

As of June 30, 2013, there was approximately $192 of unrecognized compensation cost related to non-vested options to be recognized over the vesting periods under a straight-line method.

Events In The Reported Period	6 Months Ended
Jun. 30, 2013
Events In The Reported Period [Abstract]
Events In The Reported Period
Note 5 – Events in Reporting Period

E.
On April 4, 2013, Viola Group, a private equity investment group, entered into a series of agreements to acquire approximately 13% of the Company's shares from Kardan Communications Ltd (hereinafter: Kardan) and approximately 7% of the Company's shares from David Rivel, the Company's founder, director and former Chief Executive Officer.

On May 7, 2013, Viola Group and David Rivel consummated the transactions between the parties and Viola Group acquired approximately 7% of the Company's shares. Following the consummation of the transaction, David Rivel continues to own approximately 5% of the Company's shares.

Consummation of the transaction between Viola Group and Kardan is subject to various conditions precedent, and following consummation of the transaction, Kardan will continue to own approximately 11% of the Company's shares.

The Company is not a party to the agreements and is not issuing Viola Group any new shares in the transactions.

In connection with the transactions, Viola Group has also entered into shareholders agreements with each of Kardan, David Rivel and Del-Ta Engineering Equipment Ltd., the holder of approximately 39% of the Company's shares.

F.
On May 8, 2013, the Company's Board of Directors declared a cash dividend in the amount of $0.16 per ordinary share, and in aggregate amount of approximately $2.77 million. The dividend was paid on June 13, 2013 of record at the end of the trading day on NASDAQ on May 20, 2013.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 6 – Subsequent Event

A.
On August 7, 2013, the Board of Directors declared a cash dividend in the amount of $0.10 per ordinary share, and in the aggregate amount of approximately $1.7 million. The dividend will be payable on September 11, 2013 to all of the Company's shareholders of record at the end of the trading day on the NASDAQ on August 21, 2013.

B.
In July 2013, after the end of the reporting period, the Israeli parliament approved the Economic Arrangement Law, so that corporate tax rate will increase to 26.5% commencing January 1, 2014. Therefore, the change in the tax rate, that was approved in the aforesaid parliament decision, does not have an effect on the measurement of deferred tax assets and deferred tax liabilities in the financial statements as at June 30, 2013, since their legislation had not yet been substantively enacted as at that date.

If the legislation of the new tax rate had been substantively enacted by June 30, 2013, the effect of the change on the financial statements as at June 30, 2013, would have been reflected in a one-time deferred tax expense in the amount of approximately $60 as a result of an increase in deferred tax liability.

Organization And Basis Of Presentation (Policy)	6 Months Ended
Jun. 30, 2013
Organization And Basis Of Presentation [Abstract]
Recently Issued Accounting Standards
C.           Recently issued accounting standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The company implement the provisions of ASU 2011-11 as of January 1, 2013.

Recent Accounting Pronouncements
D.           Recent accounting pronouncements

In February 2013, the FASB released Accounting Standards Update 2013-02, Comprehensive Income – Reporting of Amounts Reclassified Out of accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company will be required to apply ASU 2013-02 for reporting periods  beginning on January 1, 2013.

Use Of Estimates
E.           Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets: impairment of reporting units containing goodwill, allocation of fair value of assets and liabilities in acquisitions, allowances for doubtful accounts, the valuation of derivatives, impairment of fixed and intangible assets, valuation of deferred tax assets, share-based compensation, income tax, uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Segments Results (Tables)	6 Months Ended
Jun. 30, 2013
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment
Six months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$5,280	$53,463	$58,743

Gross profit	$1,146	$13,268	$14,414

Sales and marketing			$4,530
General and administration			$5,199

Operating income			$4,685

Financial expenses net			$(269)

Income before taxes on income			$4,416

Depreciation and amortization	$160	$4,134	$4,294

Six month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			$3,347
General and administration			$5,025

Operating income			$4,429

Financial income net			$380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Three months ended June 30, 2013 (unaudited)

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,587	$26,899	$29,486

Gross profit	$564	$6,786	$7,350

Sales and marketing			$2,276
General and administration			$2,694

Operating income			$2,380

Financial income net			$3

Income before taxes on income			$2,383

Depreciation and amortization	$80	$2,062	$2,142

Three month ended June 30, 2012 (unaudited):

	Mobile Satellite Services	Content management and distribution services	Total
Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			$1,736
General and administration			$2,455

Operating income			$2,476

Financial income net			$(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Year ended December 31, 2012 (audited)

	Mobile Satellite Services	Content management and distribution services	Total
Total revenue	$8,956	$104,444	$113,400

Gross profit	$1,587	$25,560	$27,147

Sales and marketing			$7,388
General and administration			$10,106

Operating income			$9,653

Financial income net			$1,522

Other expenses (net)			$(1)

Income before taxes on income			$11,174

Depreciation and amortization	$536	$8,347	$8,883

Schedule Of Revenues By Geographic Areas

					Year ended
	Six months ended June 30		Three months ended		December 31
	2013	2012	2013	2012	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(audited)

North America	$17,902	$15,842	$9,055	$7,954	$32,844
Europe	23,190	23,449	11,534	11,677	48,325
Asia	6,327	5,119	3,264	2,621	10,578
Israel	4,777	4,591	2,174	2,431	8,908
Middle East (other than Israel)	4,710	5,293	2,368	2,672	10,006
Rest of the world	1,837	1,233	1,091	713	2,739

	$58,743	$55,527	$29,486	$28,068	$113,400

Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$212	$-	$-
Available-for-sale securities:
Corporate debentures	$9,252	-	-
US government or government agencies' debentures	$1,309	-	-
Short term investments	-	-	-
Hedging derivatives	-	-	-
Fair value of currency
conversion derivatives		$686
Total at June 30, 2013	$10,773	$686	$-

Liabilities:
Fair value of currency
conversion derivatives
at June 30,2013	$-	$538	$-

Assets and liabilities measured at fair value at December 31, 2012 are summarized below (audited):

	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Assets:
Trading securities	$1,552	$-	$-
Available-for-sale securities:
Corporate debentures	11,014	-	-
US government or government agencies' debentures	1,658	-	-
Short term investments	1,339	-
Hedging derivatives	-	292	-
Fair value of currency
conversion derivatives	-	691	-

Total at December 31, 2012	$15,563	$983	$-

Liabilities:
Fair value of currency
conversion derivatives
at December 31, 2012	$-	$682	$-

Schedule Of Gross Unrealized Losses On Investment Securities

At June 30, 2013 (unaudited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(65)	4,408
Total at June 30, 2013 (unaudited)	(65)	4,408

At December 31, 2012 (audited)
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	(17)	2,918

Total at December 31, 2012 (audited)	(17)	2,918

Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
Gross profit	7,350	6,667	14,414	12,801	27,147
Sales and marketing	2,276	1,736	4,530	3,347	7,388
General and administrative	2,694	2,455	5,199	5,025	10,106
Operating income	2,380	2,476	4,685	4,429	9,653
Financial income (expenses), net	3	(561)	(269)	380	1,522
Other expenses, net					(1)
Income before taxes on income	2,383	1,915	4,416	4,809	11,174
Depreciation and amortization	2,142	2,231	4,294	4,436	8,883
Mobile Satellite Communication Services [Member]
Revenues	2,587	2,155	5,280	4,129	8,956
Gross profit	564	270	1,146	512	1,587
Depreciation and amortization	80	84	160	168	536
Content Management And Distribution Services [Member]
Revenues	26,899	25,913	53,463	51,398	104,444
Gross profit	6,786	6,397	13,268	12,289	25,560
Depreciation and amortization	$ 2,062	$ 2,147	$ 4,134	$ 4,268	$ 8,347

Segments Results (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
North America [Member]
Revenues	9,055	7,954	17,902	15,842	32,844
Europe [Member]
Revenues	11,534	11,677	23,190	23,449	48,325
Asia [Member]
Revenues	3,264	2,621	6,327	5,119	10,578
Israel [Member]
Revenues	2,174	2,431	4,777	4,591	8,908
Middle East (Other Than Israel) [Member]
Revenues	2,368	2,672	4,710	5,293	10,006
Rest Of The World [Member]
Revenues	$ 1,091	$ 713	$ 1,837	$ 1,233	$ 2,739

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Corporate Debentures [Member]
Marketable securities	$ 9,252
US Government Or Government Agencies' Debentures [Member]
Marketable securities	1,309
Stocks And Mutual Funds [Member]
Trading securities	$ 212

Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,552	$ 212
Short term investments	1,339
Total	15,563	10,773
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Hedging derivatives	292
Fair value of currency conversion derivatives	691	686
Total	983	686
Fair value of currency conversion derivatives	682	538
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	11,014	9,252
US Government Or Government Agencies' Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,658	$ 1,309

Fair Value Of Financial Instruments (Schedule Of Gross Unrealized Losses On Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	$ (65)	$ (17)
Less than 12 months, Fair value	4,408	2,918
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(65)	(17)
Less than 12 months, Fair value	$ 4,408	$ 2,918

Employees' Stock Options (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	6 Months Ended
	Jan. 23, 2013	Mar. 31, 2013 item	Jun. 30, 2013 item	Jan. 23, 2013 Two Directors [Member] item	Jan. 23, 2013 Three Directors [Member]	May 01, 2013 Manager [Member] item	Jun. 30, 2013 Manager [Member]	Jan. 23, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	May 01, 2013 Minimum [Member] Manager [Member]	Jan. 23, 2013 Maximum [Member]	Mar. 31, 2013 Maximum [Member]	May 01, 2013 Maximum [Member] Manager [Member]	Jun. 30, 2013 2006 Plan [Member]
Authorized shares for issuance														1,258,392
Options to purchase	65,000	52,500		20,000	45,000	85,000
Exercise price per share	$ 6.85					$ 8.03			$ 7.93			$ 7.96
Vesting period for the options		4 years	4 years		3 years	4 years
Percent of options available to vest		50.00%	50.00%	50.00%		50.00%
Number of vesting installments		8	8	8		8
Percent of options available to vest, per quarter after inital vest		6.25%	6.25%	6.25%		6.25%
Assumed dividend yield	6.50%	6.50%				6.50%
Risk free annual interest rate								0.57%	0.75%	0.65%	1.00%	1.15%	0.86%
Expected average volatility								39.18%	44.79%	44.56%	47.98%	47.50%	47.43%
Expected term of the options		7 years		7 years	7 years	7 years		4 years	4 years	4 years	5 years 6 months	5 years 6 months	5 years 6 months	7 years
Unrecognized compensation cost related to non-vested options	$ 139	$ 113					$ 192

Events In The Reported Period (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 04, 2013	Aug. 08, 2012
Business Acquisition [Line Items]
Cash dividend paid, per share	$ 0.16	$ 0	$ 0.16	$ 0.23	$ 0.23
Cash dividend payable							$ 2.77
Cash dividend payable, per share							$ 0.16
Dividend date declared			May 8, 2013
Dividend date to be paid			Jun 13, 2013
Ownership percentage by noncontrolling owners						5.00%
Kardan Communications Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners						11.00%
Viola Group [Member]
Business Acquisition [Line Items]
Percentage of interests acquired						7.00%
Viola Group [Member] | Kardan Communications Ltd. [Member]
Business Acquisition [Line Items]
Percentage of interests acquired						13.00%
Del-Ta Engineering Equipment Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage						39.00%

Subsequent Events (Details) (USD $)	6 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2013	Aug. 08, 2012	Aug. 07, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend date declared	May 8, 2013		Aug 7, 2013
Cash dividend payable, per share		$ 0.16	$ 0.1
Cash dividend payable		$ 2,770,000	$ 1,700,000
Dividend date to be paid	Jun 13, 2013		Sep 11, 2013
Corporate tax rate				26.50%
Potential one-time deferred tax expense				$ 60,000